Commitments - Contractual Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Commitments [Abstract]
Purchase obligations	$ 180.6	$ 155.0
Capital expenditure obligations	37.4	117.2
Lease obligations	118.9	142.8
Contractual obligation	$ 336.9	$ 415.0